Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Quantitative Information About Right of Use Assets	he following table presents the changes in the carrying amount of the Company’s right-of-use assets during the years ended December 31, 2023 and 2022:

	2023	2022
Balance – beginning of year	$49,600	$52,707
Additions	44,529	12,599
Depreciation	(25,091)	(15,706)
Balance – end of year	$69,038	$49,600

Summary of Lease Liabilities
The following is a reconciliation of the changes in the Company’s lease liabilities balance during the years ended December 31, 2023 and 2022 to cash flows arising from financing activities:

	2023	2022
Balance – beginning of year	$35,500	$45,097
Financing cash flows:
Lease payments	(34,720)	(23,849)
Other changes:
Additions	40,292	12,599
Interest expense	3,825	1,907
Foreign exchange loss (gain)	1,345	(40)
Foreign currency translation	486	(214)
Balance – end of year	$46,728	$35,500

Classified and presented as:
Current(1)	$26,343	$21,421
Non-current(2)	20,385	14,079
	$46,728	$35,500
(1)    Included in other current liabilities.
(2) Included in other non-current liabilities.
Summary of Additional amounts recognized in the consolidated statements of (loss) income and cash flows
In addition to the amounts disclosed in notes 18(a) and 18(b), the Company recognized the following amounts in the consolidated statements of income (loss) and cash flows relating to leases during the years ended December 31, 2023 and 2022:

	2023	2022
Expense and cash flow relating to variable lease payments not included in the measurement of lease liabilities	$56,149	$48,122
Expense and cash flow relating to short-term and low-value leases	8,190	7,973